Retained Earnings and Dividends Paid - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Retained earnings [abstract]
Legal reserves	[1]	₩ 1,604,910	₩ 1,604,910
Voluntary reserves		2,812,313	27,782,969
Retained earnings (Undisposed deficit) before appropriations		11,921,039	(7,956,579)
Retained earnings		16,338,262	21,431,300
Voluntary reserves
Reserve for investment on social overhead capital		2,272,313	5,277,449
Reserve for research and human development	[2]	330,000	330,000
Reserve for business expansion		0	21,965,520
Reserve for equalizing dividends		₩ 210,000	₩ 210,000

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.
[2]	The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.